Debt - Debt Maturity (Details) $ in Millions	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
2023	$ 22
2024	22
2025	22
2026	206
2027	196
2028 and thereafter	50
Total debt principal and exit fee payments	518
Term Loan
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	184
2027	0
2028 and thereafter	0
Total debt principal and exit fee payments	184
Second Lien Senior Secured (Level 3)
Debt Instrument [Line Items]
2023	22
2024	22
2025	22
2026	22
2027	196
2028 and thereafter	0
Total debt principal and exit fee payments	284
Unsecured Convertible Bond - debt component (Level 3)
Debt Instrument [Line Items]
2023	0
2024	0
2025	0
2026	0
2027	0
2028 and thereafter	50
Total debt principal and exit fee payments	$ 50